Income taxes - Current and deferred (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income taxes
Current income taxes	$ (6,971)	$ (3,416)	$ (2,911)
Deferred income taxes	455	387	1,941
Total income taxes	$ (6,516)	$ (3,029)	$ (970)